Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income tax (expense) benefit	$ 7,992	$ 6,759
Effective income tax rate reconciliation percentage	20.80%	22.20%
Effective income tax rate reconciliation at federal statutory income tax rate	19.00%